Condensed Consolidated Statements of Profit or (Loss) and Other Comprehensive Income or (Loss) - EUR (€) € in Thousands		3 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Revenue		€ 95,894	€ 33,589
Cost of sales		7,569	4,621
Gross profit		88,325	28,968
Research and development costs		70,687	106,114
Selling, general and administrative expenses		66,783	66,539
Operating profit/(loss)		(49,145)	(143,685)
Share of profit/(loss) of associates		(5,796)	(1,227)
Finance income		3,575	45,135
Finance expenses		77,161	9,840
Profit/(loss) before tax		(128,527)	(109,617)
Income taxes/(expenses)		(2,508)	(1,297)
Net profit/(loss) for the period		(131,035)	(110,914)
Attributable to owners of the Company		€ (131,035)	€ (110,914)
Basic earnings/(loss) per share		€ (2.3)	€ (1.98)
Diluted earnings/(loss) per share		€ (2.3)	€ (1.98)
Number of shares used for calculation (basic and diluted)	[1]	56,883,257	56,091,927
Statement of comprehensive income [abstract]
Net profit/(loss) for the period		€ (131,035)	€ (110,914)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		63	(787)
Other comprehensive income/(loss) for the period, net of tax		63	(787)
Total comprehensive income/(loss)		(130,972)	(111,701)
Attributable to owners of the Company		€ (130,972)	€ (111,701)

[1]	As of March 31, 2024 and March 31, 2023, a total of 6,031,498 and 6,761,296 warrants outstanding, respectively, each carrying the right to subscribe for one ordinary share, and 575,000 convertible senior notes which can potentially be converted into 3,456,785 ordinary shares, can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented.